Convertible Notes Payable (Details 1) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Convertible Notes Payable
2021		$ 0
2022	$ 0	990,000
2023	20,000	860,000
2024		2,600,000
Total	$ 20,000	$ 4,450,000